Reverse Recapitalization - Schedule of Recapitalization (Details)		1 Months Ended
	Jul. 30, 2021 shares	Feb. 28, 2021 shares	Sep. 30, 2021 shares		Jul. 29, 2021 shares	Jun. 30, 2021 shares	[1]	Mar. 31, 2021 shares	[1]	Dec. 31, 2020 shares		Sep. 30, 2020 shares	[2]	Jun. 30, 2020 shares	[2]	Mar. 31, 2020 shares	[2]	Dec. 31, 2019 shares		Dec. 31, 2018 shares	[3]	Dec. 31, 2017 shares	[3]
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	157,199,138		157,593,000		32,434,987					30,398,000								29,614,000
Shares issued in PIPE financing (in shares)		5,000,000
Shares issued in agreement (in shares)	32,721,319
Legacy Rover shares (in shares)	124,477,819
Convertible preferred stock, shares outstanding (in shares)			0	[1]	87,496,938	90,814,000		90,814,000		90,814,000	[1]	90,814,000		90,814,000		90,814,000		90,805,000	[2]	90,305,000		71,692,000
Recapitalization exchange ratio	1.0379									1.0379
Private Placement
Reverse Recapitalization [Line Items]
Shares issued in PIPE financing (in shares)	5,000,000
Sponsor Backstop Subscription Agreement
Reverse Recapitalization [Line Items]
Shares issued in PIPE financing (in shares)	8,000,000
Assignment Agreement
Reverse Recapitalization [Line Items]
Shares issued in PIPE financing (in shares)	1,000,000
Founder Shares
Reverse Recapitalization [Line Items]
Shares vested (in shares)	1,969,300
Caravel
Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)					27,500,000
Less redemption of Caravel shares (in shares)	(14,677,808)
Earnout shares (in shares)					6,875,000
Less forfeiture of Caravel Sponsor Earnout Shares (in shares)	(975,873)
Caravel | Common Shareholders
Reverse Recapitalization [Line Items]
Common stock of Caravel (in shares)	18,721,319
Caravel | Sponsor Members
Reverse Recapitalization [Line Items]
Earnout shares (in shares)	2,461,627
Less forfeiture of Caravel Sponsor Earnout Shares (in shares)	(975,873)
Shares vested (in shares)	3,437,500

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[3]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.